Business Combination and Goodwill (Details)				12 Months Ended
	Dec. 02, 2024 USD ($)	Jul. 01, 2024 HKD ($)	Jul. 01, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)
Business combination and Goodwill [Line Items]
Goodwill expected deductible amount
Ace Vision Technology Investment Limited [Member]
Business combination and Goodwill [Line Items]
Acquired interest percentage	100.00%
Cash	$ 800,000
Ace Vision Group [Member]
Business combination and Goodwill [Line Items]
Revenue		$ 1,034,285	$ 131,758	$ 852,330	$ 108,578
Net profit		$ 513,837	$ 65,458	$ 413,367	$ 52,659